Inventories	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventories
3.	Inventories

Inventories are comprised of the following:

	Yen in millions
	March 31
	2013	2014
Finished products	489,519	495,865
Work in process	85,631	85,361
Raw materials, purchased components and supplies	134,904	152,717

Inventories	710,054	733,943